Vessels	9 Months Ended
Sep. 30, 2020
Vessels [Abstract]
Vessels
Note 5 – Vessels
The carrying values of the vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel. As market value is below book value for some of our vessels, we are of the view that there was an indication of potential impairment on some of our vessels as of September 30, 2020. We have performed an impairment test using the “value in use” method as of September 30, 2020.

In assessing “value in use”, the estimated future cash flows are discounted to their present value. In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rate, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels and the discount rate. These assumptions are based on current market conditions, historical trends as well as future expectations. Estimated outflows for ship operating expenses and drydocking expenditures are based on a combination of historical and budgeted costs and are adjusted for assumed inflation. Utilization, including estimated off hire time, is based on historical experience. The impairment test has been performed using an estimated weighted average cost of capital of 8.12%. Increasing/decreasing the weighted average cost of capital by 0.5% would increase/decrease the impairment charge by $ 2.3 million. Increasing/decreasing the future charter rates by $500 per day would decrease/increase the impairment charge by $ 2.1 million. Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subjective. The impairment test resulted in a non-cash impairment of $4.9 million in the third quarter of 2020.

Cost of Vessels
$ in thousands
At January 1, 2020	2,106,997
Transferred from vessels upgrades	6,196
At September 30, 2020	2,113,192

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2020	517,553
Depreciation and amortization	91,616
Impairment charges	4,920
At September 30, 2020	614,089

Carrying Amount
$ in thousands
At January 1, 2020	1,589,444
At September 30, 2020	1,499,103

*Accumulated numbers

Cost of vessel upgrades
$ in thousands
At January 1, 2020	11,652
Additions	15,850
Transferred to vessels	(6,196)
At September 30, 2020	21,306

Carrying Amount
$ in thousands
At January 1, 2020	11,652
At September 30, 2020	21,306